Note 6 - Disclosures to the Consolidated Statements of Income or Loss	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosures to the statement of income and loss [text block]
6.	Disclosures to the consolidated statements of income or loss

6.1	Revenue and cost of goods sold

	2022	2021	2020
	kEUR	kEUR	kEUR

Revenue	229	16	-
Cost of goods sold	(392)	(58)	-

Revenue and cost of goods sold mainly relates to the integration of Sono Group’s patented solar technology across other transportation platforms. Cost of goods sold include raw material consumed, personnel cost, change in provision for onerous contracts and impairment of work in progress for loss making contracts. Work in progress in the amount of kEUR 24 (2021: kEUR 20; 2020: kEUR -) result from these activities.

As of December 31, 2022, prepayments of kEUR 42 (2021: kEUR -; 2020: kEUR -) had been received from solar customers and were recognized as contract liability. The payments will be recognized in revenue when the promised goods or services are transferred in the future. Given that the nature of this liability is short term, it is included in trade and other payables in current liabilities. The aggregate amount of the transaction price allocated to unsatisfied performance obligations amounts to kEUR 116 (2021: kEUR 42; 2020: kEUR -). The Group expects to recognize this amount as revenue within one year of the reporting date.

6.2	Cost of development expenses

The table below presents details on the cost of development:

	2022	2021	2020
	kEUR	kEUR	kEUR

Development cost of prototypes	93,117	27,632	8,234
Personnel expenses	21,363	11,340	21,652
thereof related to the CSOP and ESOP (IFRS 2)	231	1,137	17,723
Impairment	41,182	-	-
Software fees and subscriptions	977	506	91
Professional services	363	352	267
Depreciation and amortization	632	284	171
Other	845	495	54
Total	158,479	40,609	30,469

There are no research expenses included in the profit and loss of Sono Group in the financial year 2022 and prior periods, as the Group does not perform research. As the recognition criteria for the capitalization of development cost have not been met, all development expenses were recognized in profit or loss as incurred in the reporting year and the previous years. The personnel expenses concern employees responsible for development activities and the share of the employee participation programs (CSOP and ESOP) attributable to them (see note 9.3 Remuneration based on shares (share-based payment)).

The impairment largely relates to fixed assets, namely property, plant and equipment (kEUR 39,264), intangible assets (kEUR 170), and right-of-use assets (kEUR 1,748), and is the result of the impairment test performed on the CGUs based on a triggering event. For further details see note 4.12.2 Impairment test of assets.

6.3	Selling and distribution expenses

The below table displays details included in selling and distribution expenses:

	2022	2021	2020
	kEUR	kEUR	kEUR

Personnel expenses	1,778	1,764	8,490
thereof related to the CSOP and ESOP (IFRS 2)	21	-	6,949
Professional services	-	704	171
Advertising	1,266	365	84
Other	514	387	355
Total	3,558	3,220	9,100

The personnel expenses concern mainly employees responsible for marketing activities like roadshows, test rides and social media, and the share of the employee participation programs (CSOP and ESOP) attributable to them (see note 9.3 Remuneration based on shares (share-based payment)).

6.4	General and administrative expenses

The below table displays details included in general and administrative expenses:

	2022	2021	2020
	kEUR	kEUR	kEUR

Professional services	7,730	7,030	4,830
Personnel expenses	6,001	4,574	9,148
thereof related to the CSOP and ESOP (IFRS 2)	711	761	7,488
Insurance	3,478	308	16
Impairment	-	1,965	-
Software fees and subscriptions	1,185	207	58
Bank charges	497	181	159
Other	1,132	829	193
Total	20,023	15,094	14,404

Personnel expenses concern mainly employees responsible for Finance, Human Resources, Business Development, Administration etc. and the share of the employee participation program (ESOP and CSOP) attributable to them. Professional services include accounting, tax and legal services as well as other services performed by external parties such as the preparation of consolidated financial statements, services provided by our independent auditor, as well as legal and tax services received.

In 2021, an impairment loss of kEUR 1,965 was recognized for the advance payment for assets intended for the development of prototypes. The assets, initially recognized in 2020, had been intended for the tooling of batteries. Due to an unforeseen change in the specifications of the battery, the assets that the advance payments referred to were no longer needed in the Group’s development of prototypes.

6.5	Additional information on the nature of expenses

The below table displays the depreciation and amortization expenses as well as personnel expenses included in cost of development, selling and distribution costs and general and administrative expenses:

	2022	2021	2020
	kEUR	kEUR	kEUR

Personnel expenses	29,142	17,678	39,291
thereof related to ESOP and CSOP (IFRS 2)	963	1,898	32,160
Depreciation and amortization	815	574	384
Total	29,957	18,252	39,675

On December 14, 2020 the equity-settled employee participation program (Conversion Stock Option Program or CSOP) program was offered to all participants of the previous employee participation program, and new participants who were not part of the previous employee participation program (see note 9.3 Remuneration based on shares (share-based payment)). Most share options were fully vested at the end of 2021.

6.6	Other operating income/(expenses)

The below table displays details included in other operating income (expenses):

	2022	2021	2020
	kEUR	kEUR	kEUR

Other operating income	1,560	269	334
Income from currency revaluation	1,235	-	-
Income Renault ZOE	-	47	240
Government grant	260	71	68
Miscellaneous income	65	151	26

Other operating expenses	(718)	(452)	(349)
Expenses from currency revaluation	(560)	(452)	-
Miscellaneous expense	(158)	-	(349)

Other operating income/(expenses)	842	(183)	(15)

In 2020, Sono Motors entered into a framework agreement with Renault Deutschland AG (Renault) for electric vehicles (Renault ZOE). According to the agreement, customers, who have made advance payments for the Sion, can enter into a lease agreement with Renault for a Renault ZOE and use their advance payments to partly offset their lease payments. Customers can use advance payments made up to EUR 4,000. According to the framework agreement with Renault, Sono Group receives a fixed agency fee per lease contract and transfers the advance payment to Renault. Sono Group recognizes the respective agency fee as operating income and derecognizes the advance payment received in the moment the customer enters into the lease contract with Renault.

The government grant income in the current period relates to a grant in the form of tax subsidies for expenses incurred in 2020.  In prior periods, the government grant income relates to a grant that Sono Motors received from the EU to promote the development of open-source hardware. Foreign currency revaluation includes exchange gains and losses on bank balances and trade payable balances.

6.7	Interest and similar income

The below table displays details included in interest and similar income:

	2022	2021	2020
	kEUR	kEUR	kEUR

Fair value changes convertible debentures (embedded derivatives)	645	-	-
Income from currency revaluation	354	-	2
Total	999	-	2

Due to changes in the fair value of the derivatives embedded in the convertible debentures, an amount of kEUR 645 is reported under interest and similar income. Income from currency revaluation includes exchange gains on the convertible debentures’ host contracts and bifurcated embedded derivatives.

6.8	Interest and similar expense

The below table displays details included in interest and similar expense:

	2022	2021	2020
	kEUR	kEUR	kEUR

Advanced payments received from customers interest (note 4.8)	1,646	1,497	1,360
Interest from financial liabilities measured at amortized cost	1,096	3,227	614
Amortization of deferred day-one losses from convertible debentures	456	-	-
Expense from currency revaluation (day-one losses)	37	-	-
Lease liabilities interest	86	57	39
Other	-	-	27
Total	3,321	4,781	2,040

The deferred day-one losses are the difference between the fair value at initial recognition and the transaction price and are amortized pro rata on a straight-line basis until the date of the last expected conversion. For further details in relation to the convertible debentures please refer to note 7.10.1 Financial liabilities overview.

6.9	Tax on income

No taxes on income have been recognized in the period ended December 31, 2022. Taxes on income in 2021 of kEUR -18 (2020: kEUR -) relate to deferred tax expenses at the level of Sono N.V. as the recognition of deferred tax assets on loss carryforwards has been recognized proportionately in equity instead of the income statement.

The below tables display the changes in deferred tax assets and liabilities:

	Dec 31, 2022	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR	kEUR
Deferred tax assets
due to property, plant and equipment	15,975	-	-
due to current financial liabilities	-	21	-
due to tax loss carryforwards	-	54	-
due to advance payments received from customers	1,707	1,163	670
due to lease liabilities	868	1,015	646
due to other financial/non-financial assets	-	-	-
due to current provisions	-	101	-
due to current other non-financial assets	-	29	-
due to current/noncurrent other liabilities	159	14	-
due to cash and cash deposits	-	2	1
due to current other financial assets	-	1	1
due to prepaid expenses	825	-	134
Deferred tax assets	19,534	2,400	1,452
Deferred tax liabilities
due to other financial/non-financial assets	2,258	-	-
due to current financial liabilities	356	-	-
due to leases	261	995	639
due to trade payables	290	-	-
due to provisions	94	-	-
due to cash and cash deposits	365	47	-
due to property, plant and equipment	-	45	10
due to noncurrent other non-financial assets	-	29	-
due to other noncurrent financial liabilities	-	22	112
Deferred tax liabilities	3,624	1,138	761
Non-recognition of deferred tax assets	(15,910)	(1,262)	(691)
Recognition of deferred tax assets	3,624	1,138	761
Deferred tax assets/liabilities, net	-	-	-

The table above presents the gross deferred taxes only for reasons of understanding and completeness, as no deferred taxes have been recognized due to a (deferred tax asset/liabilities) net position of zero. As the net deferred tax asset was not booked in a first step, no valuation allowance is booked.

Deferred tax assets due to property, plant and equipment (kEUR 15,975) incurred in 2022 as Sono Motors made use of the existing tax option not to recognize an impairment deviating to IFRS. For further details in relation to the IFRS impairment we refer to note 4.12.3 Impairment test for assets.

Given the loss history of Sono Motors, deferred tax assets are not recognized on the balance sheet. The amount of deferred tax assets / liabilities as of December 31, 2021 and December 31, 2022 is zero.

Of the gross deferred tax assets, kEUR 948 as of December 31, 2022 (2021: kEUR 314) are current and of the gross deferred tax liabilities, kEUR 3,363 as of December 31, 2022 (2021: kEUR 47) are current.

There are no deferred taxes with regard to Outside Basis Differences as those are permanent differences.

The amount of temporary differences on balance sheet positions for which no deferred tax asset has been recognized is displayed in the table below:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR
Property, plant and equipment	39,451	-
Advance payments received from customers	4,215	1,928
Lease liabilities	2,144	1,681
Prepaid expenses	2,038	-
Current provisions	-	168
Other non-financial assets	-	48
Current financial liabilities	-	17
Current other liabilities	393	23
Cash and cash deposits	-	3
Other financial assets	-	19
Total	48,241	3,887
Potential tax benefit at a total tax rate of 32,98%	15,910	1,282

The amount of unused tax losses for which no deferred tax asset has been recognized is displayed in the table below:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR
Unused tax losses for which no deferred tax asset has been recognized (corporate tax)	252,124	111,950
Unused tax losses for which no deferred tax asset has been recognized (trade tax)	251,279	111,565
Potential tax benefit at a total tax rate of 32.98%	83,011	36,858

As of December 31, 2022, KEUR 532 (2021: kEUR 937) deferred tax assets on transaction costs would have been recognized directly in equity if deferred tax assets had been recognized on losses carryforwards in full. As of December 31, 2022, kEUR - (2021: kEUR 54) deferred tax assets on loss carryforwards have been recognized, of which kEUR - (2021: kEUR 18) deferred tax assets on transaction costs have been recognized directly in equity.

The following table presents a numerical reconciliation of expected to effective income tax.

	2022	2021	2020
	kEUR	kEUR	kEUR
Income (loss) before tax for the period	(183,698)	(63,935)	(56,032)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(60,584)	(21,086)	(18,479)
Reconciliation:
Changes in unrecognized tax losses	46,175	20,061	8,254
Changes in deferred taxes on timing differences	14,648	1,261	690
MCN* non-tax-deductible expenses	-	753	-
CSOP non-tax-deductible expenses	215	626	10,606
RSU* supervisory board non-tax-deductible expenses	160	-	-
ESOP non-tax-deductible expenses	102	-	-
Tax-deductible transaction costs	(532)	(937)	(723)
Convertible tax-deductible expenses	(754)	-	-
Non-tax-deductible expenses	33	37	9
Other	(537)	(715)	(357)
Effective income tax income for the period	-	-	-

*MCN (Mandatory Convertible Notes), RSU (Restricted Stock Units)

As Sono N.V. is also fully taxable in Munich, Germany, the tax rate in 2020, 2021 and 2022 is unchanged.